STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021	Feb. 28, 2023	Feb. 28, 2022	Aug. 09, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Relative fair value						$ 393,949
Share based compensation				$ 0	$ 0
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares	280,929,190
Gross proceeds	$ 1,400,094
Issuance costs	1,318,809
Net proceeds	81,285
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Relative fair value	$ 947,447
Issuance of shares				3,324,212	411,000,000
Share based compensation		$ 0	$ 0